UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Advertising and marketing services (0.8%)
Omnicom Group, Inc.	740,300	$29,227,044
		29,227,044

Aerospace and defense (2.7%)
Goodrich Corp.	281,500	20,754,995
L-3 Communications Holdings, Inc.	69,700	5,037,219
MTU Aero Engines Holding AG (Germany)	200,626	11,473,359
Northrop Grumman Corp.	287,200	17,412,936
Precision Castparts Corp.	196,161	24,981,103
TransDigm Group, Inc.	218,000	13,526,900
		93,186,512

Automotive (0.5%)
Lear Corp. (NON)	197,700	15,604,461
		15,604,461

Banking (1.9%)
JPMorgan Chase & Co.	522,800	19,902,996
PNC Financial Services Group, Inc.	554,900	28,804,859
SVB Financial Group (NON)	365,100	15,451,032
		64,158,887

Beverage (1.6%)
Coca-Cola Co. (The)	467,000	27,328,840
Coca-Cola Enterprises	860,600	26,678,600
		54,007,440

Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc. (NON)	157,300	10,123,828
Amgen, Inc. (NON)	184,600	10,173,306
Amylin Pharmaceuticals, Inc. (NON)	335,300	6,991,005
BioMarin Pharmaceuticals, Inc. (NON)	423,700	9,469,695
Dendreon Corp. (NON)	369,300	15,207,774
Genzyme Corp. (NON)	124,459	8,810,453
Human Genome Sciences, Inc. (NON)	486,200	14,483,898
		75,259,959

Building materials (0.2%)
Masco Corp.	552,807	6,086,405
		6,086,405

Cable television (0.7%)
DIRECTV Class A (NON)	618,800	25,760,644
		25,760,644

Chemicals (2.8%)
Agrium, Inc. (Canada)	246,900	18,515,031
Albemarle Corp.	356,400	16,683,084
Celanese Corp. Ser. A	537,900	17,266,590
CF Industries Holdings, Inc.	155,400	14,840,700
Cytec Industries, Inc.	123,300	6,951,654
Huntsman Corp.	1,819,082	21,028,588
		95,285,647

Coal (1.1%)
Alpha Natural Resources, Inc. (NON)	624,100	25,681,715
Walter Energy, Inc.	142,290	11,566,754
		37,248,469

Combined utilities (0.6%)
El Paso Corp.	1,704,800	21,105,424
		21,105,424

Commercial and consumer services (2.5%)
Expedia, Inc.	444,300	12,533,703
Mastercard, Inc. Class A	101,700	22,780,800
Priceline.com, Inc. (NON)	59,190	20,618,245
Visa, Inc. Class A	407,000	30,223,820
		86,156,568

Communications equipment (3.4%)
Cisco Systems, Inc. (NON)	2,509,955	54,968,015
Nokia Corp. ADR (Finland) (S)	489,700	4,911,691
Qualcomm, Inc. (S)	1,291,200	58,258,944
		118,138,650

Computers (8.7%)
Apple, Inc. (NON)	497,629	141,202,620
Brocade Communications Systems, Inc. (NON)	1,010,000	5,898,400
EMC Corp. (NON)	1,040,900	21,140,679
Hewlett-Packard Co.	999,483	42,048,250
IBM Corp.	298,344	40,019,864
Polycom, Inc. (NON)	747,299	20,386,317
Quest Software, Inc. (NON)	601,100	14,781,049
SMART Technologies, Inc. Class A (Canada) (NON) (S)	303,084	4,106,788
Xerox Corp.	901,600	9,331,560
		298,915,527

Conglomerates (0.7%)
3M Co.	267,700	23,212,267
		23,212,267

Consumer goods (2.7%)
Colgate-Palmolive Co.	331,000	25,440,660
Estee Lauder Cos., Inc. (The) Class A	197,500	12,487,925
Fortune Brands, Inc.	256,104	12,608,000
Newell Rubbermaid, Inc.	745,800	13,282,698
Procter & Gamble Co. (The)	477,900	28,659,663
		92,478,946

Consumer services (1.2%)
Avis Budget Group, Inc. (NON)	2,112,100	24,605,965
WebMD Health Corp. (NON) (S)	372,800	18,591,536
		43,197,501

Electric utilities (0.9%)
AES Corp. (The) (NON)	1,984,600	22,525,210
EnerNOC, Inc. (NON) (S)	254,700	8,000,127
		30,525,337

Electrical equipment (1.6%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	395,446	5,536,244
Emerson Electric Co.	713,000	37,546,580
GrafTech International, Ltd. (NON)	759,900	11,877,237
		54,960,061

Electronics (4.5%)
Altera Corp.	372,200	11,225,552
Cavium Networks, Inc. (NON) (S)	351,800	10,117,768
Elster Group SE ADR (Germany) (NON)	378,405	5,221,989
Intel Corp.	569,063	10,943,081
Jabil Circuit, Inc.	1,101,103	15,866,894
Marvell Technology Group, Ltd. (NON)	1,570,600	27,501,206
Sensata Technologies Holding NV (Netherlands) (NON)	956,900	18,908,344
Silicon Laboratories, Inc. (NON) (S)	249,443	9,142,086
Texas Instruments, Inc.	1,415,500	38,416,670
Trimble Navigation, Ltd. (NON)	221,000	7,743,840
		155,087,430

Energy (oil field) (1.6%)
Dril-Quip, Inc. (NON)	101,900	6,329,009
National Oilwell Varco, Inc.	509,500	22,657,465
Schlumberger, Ltd.	394,300	24,292,823
TETRA Technologies, Inc. (NON)	200,900	2,049,180
		55,328,477

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	129,610	19,098,034
		19,098,034

Engineering and construction (0.4%)
Shaw Group, Inc. (NON)	398,400	13,370,304
		13,370,304

Financial (1.7%)
AerCap Holdings NV (Netherlands) (NON)	863,138	10,210,923
Assurant, Inc.	427,600	17,403,320
CME Group, Inc.	65,500	17,059,475
IntercontinentalExchange, Inc. (NON)	132,600	13,885,872
		58,559,590

Food (0.2%)
Corn Products International, Inc.	227,400	8,527,500
		8,527,500

Gaming and lottery (0.5%)
Las Vegas Sands Corp. (NON) (S)	524,355	18,273,772
		18,273,772

Health-care services (4.3%)
Aetna, Inc.	1,164,800	36,819,328
Cerner Corp. (NON)	95,800	8,046,242
Express Scripts, Inc. (NON)	593,900	28,922,930
HealthSouth Corp. (NON)	1,203,200	23,101,440
Lincare Holdings, Inc.	611,400	15,340,026
McKesson Corp.	319,000	19,707,820
Universal Health Services, Inc. Class B	468,900	18,221,454
		150,159,240

Insurance (2.7%)
Aflac, Inc.	1,026,000	53,054,460
Assured Guaranty, Ltd. (Bermuda)	307,700	5,264,747
Hartford Financial Services Group, Inc. (The)	962,000	22,077,900
Progressive Corp. (The)	568,400	11,862,508
		92,259,615

Investment banking/Brokerage (0.9%)
Goldman Sachs Group, Inc. (The)	108,150	15,636,327
Waddell & Reed Financial, Inc. Class A	556,700	15,231,312
		30,867,639

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	314,769	8,646,704
		8,646,704

Machinery (2.8%)
AGCO Corp. (NON)	358,100	13,969,481
Bucyrus International, Inc. Class A	307,600	21,332,060
Cummins, Inc.	114,400	10,362,352
Lincoln Electric Holdings, Inc.	205,300	11,870,446
Parker Hannifin Corp.	334,000	23,400,040
Timken Co.	395,900	15,186,724
		96,121,103

Manufacturing (0.5%)
Ingersoll-Rand PLC	456,300	16,294,473
		16,294,473

Media (0.9%)
Dolby Laboratories, Inc. Class A (NON)	139,000	7,896,590
Time Warner, Inc.	706,800	21,663,420
		29,560,010

Medical technology (5.1%)
Baxter International, Inc.	685,558	32,707,972
Bruker Corp. (NON) (S)	897,198	12,587,688
Covidien PLC (Ireland)	1,184,400	47,601,036
Hospira, Inc. (NON)	282,300	16,093,923
Medtronic, Inc.	643,000	21,591,940
St. Jude Medical, Inc. (NON)	295,800	11,636,772
Thermo Fisher Scientific, Inc. (NON)	723,500	34,641,180
		176,860,511

Metals (2.3%)
Carpenter Technology Corp.	156,100	5,262,131
Cliffs Natural Resources, Inc. (S)	297,197	18,996,832
Freeport-McMoRan Copper & Gold, Inc. Class B	132,000	11,271,480
Goldcorp, Inc. (Canada)	343,900	14,966,528
Teck Resources Limited Class B (Canada)	528,500	21,753,060
Vedanta Resources PLC (United Kingdom)	192,135	6,537,212
		78,787,243

Office equipment and supplies (0.3%)
Avery Dennison Corp.	269,800	10,014,976
		10,014,976

Oil and gas (3.3%)
Anadarko Petroleum Corp.	273,500	15,603,175
Brigham Exploration Co. (NON)	488,100	9,151,875
El Paso Pipeline Partners, LP (Units)	344,772	11,056,838
EOG Resources, Inc.	222,000	20,639,340
Occidental Petroleum Corp.	256,000	20,044,800
Oil States International, Inc. (NON)	351,056	16,341,657
Petrohawk Energy Corp. (NON)	463,100	7,474,434
QEP Resources, Inc.	374,600	11,290,444
Warren Resources, Inc. (NON)	865,710	3,436,869
		115,039,432

Pharmaceuticals (1.9%)
Abbott Laboratories	622,600	32,524,624
Johnson & Johnson	195,135	12,090,565
Shire PLC ADR (Ireland)	110,400	7,427,712
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	284,700	15,017,925
		67,060,826

Railroads (0.7%)
Kansas City Southern (NON)	627,258	23,465,722
		23,465,722

Restaurants (0.9%)
McDonald's Corp.	247,200	18,418,872
Panera Bread Co. Class A (NON)	129,850	11,506,009
		29,924,881

Retail (8.7%)
Amazon.com, Inc. (NON)	247,900	38,935,174
Bed Bath & Beyond, Inc. (NON)	324,987	14,107,686
Big Lots, Inc. (NON)	289,900	9,639,175
Coach, Inc.	352,600	15,147,696
Costco Wholesale Corp.	490,800	31,651,692
CVS Caremark Corp.	949,900	29,893,353
Dick's Sporting Goods, Inc. (NON)	427,800	11,995,512
Guess ?, Inc.	295,900	12,022,417
Iconix Brand Group, Inc. (NON)	770,000	13,475,000
Kohl's Corp. (NON)	377,600	19,891,968
Nordstrom, Inc.	633,900	23,581,080
O'Reilly Automotive, Inc. (NON)	356,100	18,944,520
Steven Madden, Ltd. (NON)	374,776	15,388,303
Talbots, Inc. (The) (NON)	334,149	4,377,352
Urban Outfitters, Inc. (NON)	556,800	17,505,792
Wal-Mart Stores, Inc.	431,700	23,104,584
		299,661,304

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	302,500	15,533,375
		15,533,375

Semiconductor (1.0%)
KLA-Tencor Corp.	517,400	18,228,002
Lam Research Corp. (NON)	421,800	17,652,330
		35,880,332

Shipping (0.6%)
United Parcel Service, Inc. Class B	314,200	20,953,998
		20,953,998

Software (4.0%)
BMC Software, Inc. (NON)	685,500	27,749,040
Microsoft Corp.	1,615,573	39,565,383
Oracle Corp.	1,797,500	48,262,875
Red Hat, Inc. (NON)	243,066	9,965,706
VMware, Inc. Class A (NON)	140,250	11,912,835
		137,455,839

Technology services (4.8%)
Baidu, Inc. ADR (China) (NON)	159,187	16,335,770
Check Point Software Technologies, Ltd. (Israel) (NON)
(S)	503,200	18,583,176
Cognizant Technology Solutions Corp. (NON)	267,400	17,239,278
Google, Inc. Class A (NON)	118,250	62,174,668
Salesforce.com, Inc. (NON)	243,996	27,278,753
Unisys Corp. (NON)	307,158	8,569,708
VeriSign, Inc. (NON)	218,900	6,947,886
Western Union Co. (The) (S)	505,100	8,925,117
		166,054,356

Telecommunications (2.0%)
ADTRAN, Inc.	611,900	21,600,070
American Tower Corp. Class A (NON)	163,902	8,401,617
Aruba Networks, Inc. (NON)	584,400	12,471,096
Iridium Communications, Inc. (NON) (S)	1,283,900	10,964,506
NII Holdings, Inc. (NON)	422,100	17,348,310
		70,785,599

Textiles (0.9%)
Hanesbrands, Inc. (NON)	346,700	8,965,662
VF Corp.	257,400	20,854,548
		29,820,210

Tobacco (1.3%)
Philip Morris International, Inc.	823,900	46,154,878
		46,154,878

Toys (0.4%)
Hasbro, Inc.	288,900	12,858,939
		12,858,939

Trucks and parts (0.3%)
Autoliv, Inc. (Sweden)	140,800	9,198,464

				9,198,464

Total common stocks (cost $3,121,724,027)				$3,362,180,525

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Hartford Financial Services Group, Inc. (The)	6/26/19	$9.79	169,400	$2,439,360
JPMorgan Chase & Co. (W)	10/28/18	42.42	336,300	3,924,620

Total warrants (cost $6,581,908)				$6,363,980

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost
$10,451,238) (Private) (F)(RES)(NON)			125,000	$1

Total convertible preferred stocks (cost $10,451,238)				$1

SHORT-TERM INVESTMENTS (8.6%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for and effective yield of 0.28%,
December 16, 2010			$2,085,000	$2,084,437
U.S. Treasury Bills for and effective yield of 0.27%,
March 10, 2011 (SEGSF)			2,078,000	2,076,317
U.S. Treasury Bills for and effective yield of 0.25%,
November 18, 2010			1,693,000	1,692,454
U.S. Treasury Bills for and effective yield of 0.22%,
July 28, 2011 (SEGSF)			24,831,000	24,783,324
Putnam Cash Collateral Pool, LLC 0.22% (d)			129,853,363	129,853,363
Putnam Money Market Liquidity Fund 0.15% (e)			136,388,892	136,388,892

Total short-term investments (cost $296,876,980)				$296,878,787

TOTAL INVESTMENTS

Total investments (cost $3,435,634,153) (b)				$3,665,423,293

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $13,135,872) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	10/20/10	$14,021,631	$13,135,872	$(885,759)

Total						$(885,759)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
	baskets	77,154	$--	9/17/11	(1 month USD-	A basket	$(9,820)
					LIBOR-BBA plus 60	(GSGLPMIN)
					bp)	of common stocks

	baskets	45,522	--	9/29/11	(1 month USD-	A basket	3,224
					LIBOR-BBA plus	(GSCBPBNK)
					35 bp)	of common stocks

Total							$(6,596)

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $3,450,084,713.

(b) The aggregate identified cost on a tax basis is $3,435,881,968, resulting in gross unrealized appreciation and depreciation of $388,678,801 and $159,137,476, respectively, or net unrealized appreciation of $229,541,325.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $1, or less than 0.1% of net assets.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $126,545,696. The fund received cash collateral of $129,853,363 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,123 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $507,599,573 and $390,062,302, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $899,411 to cover certain derivatives contracts.

ADR and ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $10,500,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $16,500,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $892,355 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,360,651.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$174,072,890	$--	$--

Capital goods	293,145,893	--	--

Communication services	96,546,243	--	--

Conglomerates	23,212,267	--	--

Consumer cyclicals	474,350,372	--	--

Consumer staples	351,369,566	--	--

Energy	226,714,412	--	--

Financials	245,845,731	--	--

Health care	469,340,536	--	--

Technology	911,532,134	--	--

Transportation	44,419,720	--	--

Utilities and power	51,630,761	--	--

Total common stocks	3,362,180,525	--	--

Convertible Preferred stocks	--	--	1

Warrants	6,363,980	--	--

Short-term investments	136,388,892	160,489,895	--

Totals by level	$3,504,933,397	$160,489,895	$1

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(885,759)	$--

Total return swap contracts	--	(6,596)	--

Totals by level	$--	$(892,355)	$--

At the close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$885,759

Equity contracts	6,367,204	9,820

Total	$6,367,204	$895,579

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010